Offerings	Oct. 30, 2026 USD ($) shares
Offering: 1
Offering:
Fee Previously Paid	false
Rule 457(r)	true
Security Type	Equity
Security Class Title	Common stock, par value $0.0001 per share
Maximum Aggregate Offering Price	$ 87,100,000
Fee Rate	0.0087%
Amount of Registration Fee	$ 7,577.7
Offering Note
Estimated solely for the purpose of calculating the registration fee pursuant to Rule 457(c) under the Securities Act based on the average of the high and low prices per share of common stock as reported on the Nasdaq Capital Market on October 27, 2026.

Offering: 2
Offering:
Rule 415(a)(6)	true
Security Type	Equity
Security Class Title	Common stock, par value $0.0001 per share
Amount Registered | shares	10,000,000
Maximum Aggregate Offering Price	$ 11,200,000
Carry Forward Form Type	S-3
Carry Forward File Number	333-299730
Carry Forward Initial Effective Date	Oct. 30, 2026
Filing Fee Previously Paid in Connection with Unsold Securities to be Carried Forward	$ 1,653.12
Offering Note	On August 9, 2024, the registrant filed a registration statement on Form S-3 (File No. 333-281442), which was declared effective by the Securities and Exchange Commission (the “Commission”) on August 21, 2024, in connection with the resale of securities by a selling stockholder (the “Prior Resale S-3”). In connection with such registration statement, the registrant paid a filing fee of $3,027.23 to register the offering of up to 18,312,208 shares of the registrant’s common stock for a proposed maximum aggregate offering price of $20,509,672.96. The registrant subsequently filed a registration statement on Form S-3ASR (File No. 333-299730), which was filed with the Commission on October 30, 2026 and which was effective upon filing (the “2026 Shelf Registration Statement”), pursuant to which the registrant carried forward 16,220,158 of the 18,312,208 shares of common stock registered for resale pursuant to the Prior Resale S-3, which remained unsold (the “Unsold Resale Securities”).

Pursuant to Rule 415(a)(6), 10,000,000 of the Unsold Resale Securities, and the related $1,653.12 filing fee previously paid in connection therewith (based on the filing fee rates in effect at the time such Unsold Resale Securities were initially registered) will be applied to this prospectus supplement.